BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	May 31, 2019
Restructuring Cost and Reserve [Line Items]
Cash	$ 137,530	$ 29,658	$ 9,094
Restricted cash	165,488	28,746	182,627
Allowance for accounts receivable	$ 160,403	$ 0	0
Property, Plant and Equipment, Estimated Useful Lives	three to ten years.	three to ten years.
Intangible assets estimated useful lives	15 years	15 years
Impairment of long-lived assets		$ 0	0
Payments to acquire software	$ 146,065
Accumulated deficit	6,008,129	2,504,893	1,896,984
Working capital deficit	$ 8,120,378	$ 2,851,721	$ 2,697,036
TRAQIQ Solutions Private Limited [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of voting interest acquired				100.00%
Warrants term				5 years
Warrants to purchase common stock				1,329,272